STOCKHOLDERS' DEFICIT (Schedule of Assumptions) (Details) - Employee Options and Stock Appreciation Rights [Member]	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.88%	0.54%	0.45%
Risk-free interest rate, maximum	1.74%	2.28%	2.61%
Dividend yield
Expected volatility, minimum	95.65%	79.66%	89.98%
Expected volatility, maximum	99.31%	98.15%	91.94%
Estimated annual forfeitures
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	2 years 6 months	2 years	2 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years 6 months	10 years	6 years 6 months